Morgan Stanley Mid-Cap Value Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002

Dear Shareholder:

Morgan Stanley Mid-Cap Value Fund commenced operations on October 29, 2001. The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in a diversified portfolio of U.S. mid-capitalization stocks that the Fund's managers perceive to offer attractive value, good growth prospects and improving business fundamentals.

Market Overview

The four months ended February 28, 2002, marked a volatile period for the U.S. equity markets. Following the terrorist attacks of September 11, 2001, investors witnessed a strong market rally that diminished during the first two months of 2002. During the period, mid-cap stocks outperformed both small- and large-cap stocks, as measured by the Standard & Poor's MidCap 400 Index (S&P MidCap 400)*. Value stocks outperformed growth stocks, driven by gains within the financial services sector. Consumer spending was strong, primarily as a result of record auto sales, which contributed to solid performance within the consumer durable and retail sectors. The telephone services and technology sectors, which continued to underperform, were among the worst-performing sectors in the index.

Performance and Portfolio Strategy

From its inception through February 28, 2002, the Fund's Class A, B, C and D shares posted returns of 3.74 percent, 3.43 percent, 3.43 percent and 3.78 percent, respectively. For the same period, the S&P MidCap 400 returned 11.04 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

During the period under review, stock selection was the primary driver of the Fund's relative underperformance, while sector allocations mildly detracted from results. Stock selection within the utilities sector accounted for the majority of the Fund's relative underperformance, given that Calpine Corp. and Reliant Resources, leading independent power producers, underperformed, due to the Enron fallout and low electricity prices. Stock selection was strongest within the healthcare sector as Caremark Rx, a leading prescription benefit manager, produced solid results. Also, underweighted positions in Millennium Pharmaceuticals and Mylan Labs contributed positively to performance. Within heavy industry, SPX Corp., a diversified industrial company, appreciated 25

---------------------
*THE STANDARD AND POOR'S MIDCAP 400 INDEX (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Mid-Cap Value Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2002 continued

percent and added to returns. Finally, an overweighted position in consumer services enhanced performance, as did an underweighting of energy. The Fund's overweighting of health care dampened performance, because the sector was among the poor performers during the past four months, due to declines within the biotechnology arena.

We continue to underweight energy and are offsetting this exposure with an overweighting of independent power producers. We recently increased the Fund's exposure to consumer-related sectors, primarily retail. The Fund continues to overweight consumer services, where we currently favor advertising and cable companies. We maintain our underweighting of financial services, primarily consumer credit companies, although the Fund is overweighted in insurance as a result of improved pricing within the industry.

Looking Ahead

There is no doubt that the September 11 terrorist attacks had a negative impact on the markets and the economy. However, we believe that the economy is already on the road to recovery. At the end of February, evidence of this upward trend included robust housing and automobile sales.

Fortunately, most of America's investors appear to be staying the course. Funds flowing into equity mutual funds have strengthened. Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

We appreciate your ongoing support of Morgan Stanley Mid-Cap Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Mid-Cap Value Fund
FUND PERFORMANCE - FEBRUARY 28, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 2/28/02
--------------------------
Since Inception (10/29/01)  3.74%(1)  -1.71%(2)
               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 2/28/02
--------------------------
Since Inception (10/29/01)  3.43%(1)  2.43%(2)
               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 2/28/02
--------------------------
Since Inception (10/29/01)  3.43%(1)  -1.57%(2)
               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 2/28/02
--------------------------
Since Inception (10/29/01)  3.78%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Common Stocks (92.1%)
              Advertising/Marketing
              Services (2.5%)
    4,500     DoubleClick Inc.*.........  $    48,465
   22,200     Interpublic Group of
               Companies, Inc. .........      603,840
   29,800     Valassis Communications,
               Inc.*....................    1,146,108
                                          -----------
                                            1,798,413
                                          -----------
              Aerospace & Defense (2.5%)
    9,200     Goodrich Corp. ...........      274,620
    1,900     Northrop Grumman Corp. ...      203,376
   16,300     Raytheon Co. .............      630,647
   36,300     Titan Corp. (The)*........      653,400
                                          -----------
                                            1,762,043
                                          -----------
              Airlines (0.2%)
    8,200     Southwest Airlines Co. ...      173,102
                                          -----------
              Alternative Power
              Generation (1.3%)
  124,600     Calpine Corp.*............      915,810
                                          -----------
              Apparel/Footwear (0.2%)
    2,300     Coach, Inc.*..............      114,678
                                          -----------
              Apparel/Footwear Retail
              (0.8%)
    8,600     Abercrombie & Fitch Co.
               (Class A)*...............      229,104
   14,200     Foot Locker, Inc.*........      234,300
    4,000     Ross Stores, Inc. ........      144,240
                                          -----------
                                              607,644
                                          -----------
              Auto Parts: O.E.M. (1.7%)
   16,000     Lear Corp.*...............      715,200
   43,800     Tower Automotive, Inc.*...      503,700
                                          -----------
                                            1,218,900
                                          -----------
              Beverages: Non-Alcoholic
              (0.3%)
   14,500     Coca-Cola Enterprises
               Inc. ....................      252,735
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Biotechnology (5.0%)
    8,400     Cephalon, Inc.*...........  $   489,720
    5,200     Genzyme Corp. (General
               Division)*...............      230,776
   11,800     Gilead Sciences, Inc.*....      831,428
    6,600     ICOS Corp.*...............      283,140
    9,000     IDEC Pharmaceuticals
               Corp.*...................      565,380
    5,200     InterMune Inc.*...........      188,812
    2,400     Invitrogen Corp.*.........      109,536
   10,200     MedImmune, Inc.*..........      420,546
   12,800     Protein Design Labs,
               Inc.*....................      203,136
    6,700     Transkaryotic Therapies,
               Inc.*....................      256,074
                                          -----------
                                            3,578,548
                                          -----------
              Building Products (0.8%)
    8,300     American Standard
               Companies, Inc.*.........      541,990
                                          -----------
              Cable/Satellite TV (2.0%)
   65,600     Adelphia Communications
               Corp. (Class A)*.........    1,439,920
                                          -----------
              Casino/Gaming (0.5%)
   39,200     Park Place Entertainment
               Corp.*...................      382,984
                                          -----------
              Chemicals: Major
              Diversified (1.4%)
    8,300     Cabot Corp. ..............      271,244
   16,600     Eastman Chemical Co. .....      730,400
                                          -----------
                                            1,001,644
                                          -----------
              Chemicals: Specialty
              (0.1%)
    7,600     Grace (W. R.) & Co.*......       17,100
    3,200     Olin Corp. ...............       54,048
                                          -----------
                                               71,148
                                          -----------
              Computer Communications
              (0.2%)
    7,100     Enterasys Networks,
               Inc.*....................       25,205
    7,800     McDATA Corp. (Class A)*...      122,928
                                          -----------
                                              148,133
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Computer Processing
              Hardware (0.4%)
   30,100     Compaq Computer Corp. ....  $   305,214
                                          -----------
              Construction Materials
              (0.2%)
    4,200     Martin Marietta Materials,
               Inc. ....................      175,350
                                          -----------
              Containers/Packaging
              (1.2%)
   14,100     Packaging Corp. of
               America*.................      270,438
   13,300     Pactiv Corp.*.............      253,099
    5,600     Temple-Inland, Inc. ......      311,864
                                          -----------
                                              835,401
                                          -----------
              Contract Drilling (1.5%)
    3,200     ENSCO International
               Inc. ....................       81,504
   16,957     GlobalSantaFe Corp. ......      468,861
      900     Nabors Industries,
               Inc.*....................       31,923
    7,600     Noble Drilling Corp.*.....      267,748
    7,900     Precision Drilling Corp.
               (Class A) (Canada)*......      232,260
                                          -----------
                                            1,082,296
                                          -----------
              Data Processing Services
              (3.4%)
   12,100     Acxiom Corp.*.............      176,660
   23,500     Affiliated Computer
               Services, Inc. (Class
               A)*......................    1,149,385
    5,800     Bisys Group, Inc.
               (The)*...................      182,584
    6,700     CheckFree Corp.*..........       93,465
   20,100     DST Systems, Inc.*........      837,969
                                          -----------
                                            2,440,063
                                          -----------
              Discount Stores (2.1%)
   16,500     BJ's Wholesale Club,
               Inc.*....................      678,975
    1,700     Costco Wholesale Corp.*...       70,142
   32,900     Dollar General Corp. .....      485,275
    8,100     Dollar Tree Stores,
               Inc.*....................      259,524
                                          -----------
                                            1,493,916
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Electric Utilities (2.5%)
   19,800     FirstEnergy Corp. ........  $   724,680
   19,300     Mirant Corp.*.............      167,524
    1,200     Pinnacle West Capital
               Corp. ...................       48,672
    4,500     Potomac Electric Power
               Co. .....................       98,820
    9,600     PPL Corp. ................      313,056
   31,500     Reliant Resources,
               Inc.*....................      332,640
    4,144     UtiliCorp United, Inc. ...       91,334
                                          -----------
                                            1,776,726
                                          -----------
              Electrical Products (0.8%)
   12,200     Cooper Industries, Inc....      431,270
   19,800     Power-One, Inc.*..........      139,194
                                          -----------
                                              570,464
                                          -----------
              Electronic Components
              (1.8%)
   12,000     SanDisk Corp.*............      176,520
   22,000     Sanmina-SCI Corp.*........      223,300
   96,600     Solectron Corp.*..........      798,882
    6,000     Vishay Intertechnology,
               Inc.*....................      106,260
                                          -----------
                                            1,304,962
                                          -----------
              Electronic Distributors
              (0.6%)
   15,900     Avnet, Inc. ..............      417,534
                                          -----------
              Electronic
              Equipment/Instruments
              (0.2%)
    7,200     Thermo Electron Corp.*....      146,520
                                          -----------
              Electronic Production
              Equipment (0.4%)
    1,151     Mykrolis Corp.*...........       12,196
    9,200     Teradyne, Inc.*...........      308,292
                                          -----------
                                              320,488
                                          -----------
              Electronics/Appliance
              Stores (0.2%)
    7,700     Circuit City Stores,
               Inc. - Circuit City
               Group....................      137,676
                                          -----------
              Environmental Services
              (0.4%)
   21,000     Allied Waste Industries,
               Inc.*....................      274,050
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Finance/Rental/ Leasing
              (0.4%)
    3,800     GATX Corp. ...............  $   116,356
    5,700     United Rentals, Inc.*.....      138,681
                                          -----------
                                              255,037
                                          -----------
              Financial Conglomerates
              (0.6%)
   13,400     Prudential Financial,
               Inc.*....................      409,638
                                          -----------
              Financial Publishing/
              Services (2.0%)
   12,200     SEI Investments Co. ......      484,340
   31,200     SunGard Data Systems
               Inc.*....................      963,144
                                          -----------
                                            1,447,484
                                          -----------
              Food Distributors (0.5%)
   15,300     ARAMARK Corp. (Class
               B)*......................      391,680
                                          -----------
              Food Retail (0.7%)
   21,300     Kroger Co.*...............      471,795
                                          -----------
              Food: Major Diversified
              (0.9%)
    7,700     Heinz (H.J.) Co. .........      313,929
   17,000     Sara Lee Corp. ...........      355,640
                                          -----------
                                              669,569
                                          -----------
              Food: Meat/Fish/Dairy
              (0.5%)
    1,057     Dean Foods Co.*...........       75,755
    2,000     Dreyer's Grand Ice Cream,
               Inc. ....................       87,420
   17,200     Tyson Foods, Inc. (Class
               A).......................      223,428
                                          -----------
                                              386,603
                                          -----------
              Food: Specialty/Candy
              (0.1%)
    3,200     Flowers Foods Inc.*.......       79,232
                                          -----------
              Forest Products (0.2%)
   15,100     Louisiana-Pacific
               Corp. ...................      152,359
                                          -----------
              Gas Distributors (1.7%)
   28,900     Dynegy, Inc. (Class A)....      738,973
    9,400     Equitable Resources,
               Inc. ....................      307,192
    6,700     Sempra Energy.............      149,544
                                          -----------
                                            1,195,709
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Hospital/Nursing
              Management (0.6%)
    6,700     LifePoint Hospitals,
               Inc.*....................  $   220,028
    5,200     Universal Health Services,
               Inc. (Class B)*..........      200,148
                                          -----------
                                              420,176
                                          -----------
              Household/Personal Care
              (0.2%)
   10,300     Dial Corp. (The)..........      173,040
                                          -----------
              Industrial Conglomerates
              (0.9%)
    5,300     SPX Corp.*................      670,503
                                          -----------
              Industrial Machinery
              (0.6%)
    8,300     Parker-Hannifin Corp. ....      413,506
                                          -----------
              Industrial Specialties
              (0.4%)
    1,700     Millipore Corp. ..........       88,740
   15,500     UCAR International,
               Inc.*....................      166,935
                                          -----------
                                              255,675
                                          -----------
              Information Technology
              Services (0.3%)
   11,400     RSA Security, Inc.*.......      108,528
   12,100     Wind River Systems,
               Inc.*....................      140,239
                                          -----------
                                              248,767
                                          -----------
              Internet Software/
              Services (0.2%)
    8,800     Retek, Inc.*..............      176,176
                                          -----------
              Investment Banks/ Brokers
              (1.1%)
    6,000     Bear Stearns Companies,
               Inc. (The)...............      330,540
   35,000     E*TRADE Group, Inc.*......      283,500
    3,200     Lehman Brothers Holdings,
               Inc. ....................      180,800
                                          -----------
                                              794,840
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Investment Managers (0.6%)
    9,200     Franklin Resources,
               Inc. ....................  $   375,912
    2,200     Waddell & Reed Financial,
               Inc. (Class A)...........       67,782
                                          -----------
                                              443,694
                                          -----------
              Life/Health Insurance
              (0.2%)
    5,700     Protective Life Corp. ....      177,042
                                          -----------
              Major Banks (3.1%)
    5,600     Comerica, Inc. ...........      335,160
   27,000     Mellon Financial Corp. ...      972,000
   16,500     PNC Financial Services
               Group, Inc. .............      906,510
                                          -----------
                                            2,213,670
                                          -----------
              Managed Health Care (2.8%)
   12,200     Anthem, Inc.*.............      708,820
   50,500     Caremark Rx, Inc.*........      881,225
   17,700     Health Net Inc.*..........      429,048
                                          -----------
                                            2,019,093
                                          -----------
              Medical Specialties (2.7%)
   12,400     Apogent Technologies
               Inc.*....................      297,724
    2,100     Edwards Lifesciences
               Corp.*...................       59,913
   11,700     St. Jude Medical, Inc.*...      916,110
   15,000     STERIS Corp.*.............      307,800
    8,500     Varian Medical Systems,
               Inc.*....................      343,230
                                          -----------
                                            1,924,777
                                          -----------
              Medical/Nursing Services
              (0.6%)
   20,600     Apria Healthcare Group,
               Inc.*....................      444,754
                                          -----------
              Miscellaneous
              Manufacturing (0.1%)
    1,300     Ametek, Inc. .............       44,876
                                          -----------
              Movies/Entertainment
              (0.6%)
    7,600     Alliance Atlantis
               Communication Inc. (Class
               B) (Canada)*.............       81,548
   25,800     Six Flags, Inc.*..........      380,550
                                          -----------
                                              462,098
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Multi-Line Insurance
              (0.8%)
    6,200     Loews Corp. ..............  $   361,646
    6,700     Safeco Corp. .............      227,465
                                          -----------
                                              589,111
                                          -----------
              Oil & Gas Pipelines (0.5%)
   11,034     Kinder Morgan Management,
               LLC*.....................      326,165
                                          -----------
              Oil & Gas Production
              (0.6%)
    2,400     Ocean Energy, Inc. .......       43,800
   21,500     XTO Energy Inc. ..........      405,060
                                          -----------
                                              448,860
                                          -----------
              Oilfield Services/
              Equipment (0.8%)
    2,200     Baker Hughes Inc. ........       77,682
    5,600     BJ Services Co.*..........      185,640
   10,700     Hanover Compressor Co.*...      187,785
    4,800     National-Oilwell, Inc.*...      100,368
                                          -----------
                                              551,475
                                          -----------
              Other Consumer Services
              (2.1%)
   61,200     Bally Total Fitness
               Holding Corp.*...........    1,037,340
   28,500     Cendant Corp.*............      496,185
                                          -----------
                                            1,533,525
                                          -----------
              Other Consumer Specialties
              (0.4%)
    5,800     Fortune Brands, Inc. .....      263,900
                                          -----------
              Packaged Software (3.0%)
   29,200     BMC Software, Inc.*.......      468,660
   12,300     Legato Systems, Inc.*.....      118,695
    5,900     Network Associates,
               Inc.*....................      139,948
  154,600     Peregrine Systems,
               Inc.*....................    1,391,400
      100     Rational Software
               Corp.*...................        1,856
                                          -----------
                                            2,120,559
                                          -----------
              Pharmaceuticals: Generic
              Drugs (0.0%)
      200     Alpharma Inc. (Class A)...        4,082
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Pharmaceuticals: Other
              (1.1%)
    3,200     Allergan, Inc. ...........  $   207,488
    2,800     Biovail Corp. (Canada)*...      133,000
   10,600     Sepracor, Inc.*...........      456,012
                                          -----------
                                              796,500
                                          -----------
              Property -- Casualty
              Insurers (2.4%)
   19,400     Allmerica Financial
               Corp. ...................      843,512
   10,100     American Financial Group,
               Inc. ....................      265,832
    3,900     Everest Re Group, Ltd.
               (Barbados)...............      284,115
   10,600     Old Republic International
               Corp. ...................      338,776
                                          -----------
                                            1,732,235
                                          -----------
              Publishing: Books/
              Magazines (0.8%)
   28,500     Reader's Digest Assoc.,
               Inc. (The) (Class A).....      595,080
                                          -----------
              Publishing: Newspapers
              (0.1%)
    1,200     Media General, Inc. (Class
               A).......................       68,064
                                          -----------
              Pulp & Paper (1.0%)
    7,700     Bowater, Inc. ............      396,935
      500     Longview Fibre Co. .......        5,225
   23,100     Sappi Ltd. (ADR) (South
               Africa)..................      302,610
                                          -----------
                                              704,770
                                          -----------
              Railroads (0.4%)
    9,800     Burlington Northern Santa
               Fe Corp. ................      284,396
                                          -----------
              Recreational Products
              (2.0%)
   19,000     Electronic Arts Inc.*.....    1,022,580
   29,500     Hasbro, Inc. .............      422,145
                                          -----------
                                            1,444,725
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Regional Banks (3.7%)
   20,400     Banknorth Group, Inc. ....  $   509,796
    2,800     Compass Bancshares,
               Inc. ....................       83,860
    4,600     Cullen/Frost Bankers,
               Inc. ....................      158,470
    5,400     First Tennessee National
               Corp. ...................      186,300
   23,300     Hibernia Corp. (Class
               A).......................      428,720
    2,100     Marshall & Ilsley
               Corp. ...................      128,079
   10,800     National Commerce
               Financial Corp. .........      284,580
    8,800     North Fork Bancorporation,
               Inc. ....................      304,304
    3,000     Pacific Century Financial
               Corp. ...................       75,960
    2,400     Provident Financial Group,
               Inc. ....................       58,296
    8,400     Zions Bancorporation......      443,940
                                          -----------
                                            2,662,305
                                          -----------
              Restaurants (0.7%)
    4,100     Brinker International,
               Inc.*....................      140,794
    5,200     CBRL Group, Inc. .........      159,588
    3,500     Tricon Global Restaurants,
               Inc.*....................      206,955
                                          -----------
                                              507,337
                                          -----------
              Savings Banks (3.9%)
   17,400     Charter One Financial,
               Inc. ....................      530,004
    6,800     Downey Financial Corp. ...      322,864
   29,700     Golden State Bancorp
               Inc. ....................      905,256
    7,000     GreenPoint Financial
               Corp. ...................      308,000
   22,400     Sovereign Bancorp,
               Inc. ....................      283,808
   13,100     Washington Mutual,
               Inc. ....................      426,143
                                          -----------
                                            2,776,075
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Semiconductors (2.8%)
   25,900     Conexant Systems, Inc.*...  $   265,216
   15,000     Integrated Device
               Technology, Inc.*........      383,550
    7,200     Intersil Corp. (Class
               A)*......................      197,136
   20,500     LSI Logic Corp.*..........      307,295
   12,300     Microchip Technology
               Inc.*....................      420,414
   18,500     National Semiconductor
               Corp.*...................      465,275
                                          -----------
                                            2,038,886
                                          -----------
              Services to the Health
              Industry (1.6%)
    7,500     Covance, Inc.*............      133,125
    2,700     Laboratory Corp. of
               America Holdings*........      219,996
   11,400     Quest Diagnostics Inc.*...      808,374
                                          -----------
                                            1,161,495
                                          -----------
              Specialty Insurance (0.2%)
    2,200     MBIA, Inc. ...............      128,590
                                          -----------
              Specialty Stores (0.9%)
   16,100     Barnes & Noble, Inc.*.....      498,939
    7,800     Borders Group, Inc.*......      166,842
                                          -----------
                                              665,781
                                          -----------
              Specialty
              Telecommunications (0.1%)
    9,600     Qwest Communications
               International, Inc. .....       83,520
                                          -----------
              Steel (0.3%)
   13,100     AK Steel Holding Corp. ...      183,269
                                          -----------
              Telecommunication
              Equipment (2.1%)
   20,100     DMC Stratex Networks,
               Inc.*....................       90,048
   65,200     Lucent Technologies
               Inc. ....................      364,468
   17,900     Polycom, Inc.*............      435,686
   19,200     Powerwave Technologies,
               Inc.*....................      250,176
   23,200     RF Micro Devices, Inc.*...      362,848
                                          -----------
                                            1,503,226
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Tobacco (1.3%)
   11,200     Loews Corp. - Carolina
               Group*...................  $   333,200
    8,900     R.J. Reynolds Tobacco
               Holdings, Inc. ..........      584,285
                                          -----------
                                              917,485
                                          -----------
              Trucking (0.2%)
    3,900     CNF Inc. .................      120,939
                                          -----------
              Trucks/Construction/Farm
              Machinery (0.4%)
    6,200     Navistar International
               Corp. ...................      263,624
                                          -----------
              Wireless
              Telecommunications (0.1%)
    7,400     Triton PCS Holdings, Inc.
               (Class A)*...............       66,304
                                          -----------
              Total Common Stocks
              (Cost $66,087,837)........   66,172,428
                                          -----------
              Preferred Stock (0.2%)
              Media Conglomerates
    5,200     News Corporation Ltd.
               (The) (ADR) (Australia)
               (Cost $124,873)..........      113,048
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
-----------------------------------------------------
              Short-Term Investment (6.5%)
              Repurchase Agreement
  $ 4,693     Joint repurchase agreement
               account 1.895% due
               03/01/02 (dated 02/28/02;
               proceeds $4,693,247) (a)
               (Cost $4,693,000)........  $ 4,693,000
                                          -----------

Total Investments
(Cost $70,905,710) (b).......    98.8%     70,978,476
Other Assets in Excess of
Liabilities..................     1.2         893,906
                                -----     -----------
Net Assets...................   100.0%    $71,872,382
                                =====     ===========

---------------------
   *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,661,402 and the aggregate gross unrealized depreciation is $3,588,636, resulting in net unrealized appreciation of $72,766.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002 (unaudited)

Assets:
Investments in securities, at value (cost
 $70,905,710).............................  $70,978,476
Cash......................................       14,793
Receivable for:
    Shares of beneficial interest sold....    2,409,334
    Investments sold......................    1,446,505
    Dividends.............................       35,270
Deferred offering costs...................       85,707
Receivable from affiliate.................      155,575
                                            -----------
    Total Assets..........................   75,125,660
                                            -----------
Liabilities:
Payable for:
    Investments purchased.................    2,893,447
    Investment management fee.............       37,483
    Distribution fee......................       37,435
    Shares of beneficial interest
     repurchased..........................       13,142
Accrued expenses and other payables.......      128,771
Offering costs............................      143,000
                                            -----------
    Total Liabilities.....................    3,253,278
                                            -----------
    Net Assets............................  $71,872,382
                                            ===========
Composition of Net Assets:
Paid-in-capital...........................  $71,488,386
Net unrealized appreciation...............       72,766
Net investment loss.......................      (83,241)
Undistributed net realized gain...........      394,471
                                            -----------
    Net Assets............................  $71,872,382
                                            ===========
Class A Shares:
Net Assets................................   $2,270,705
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................      219,197
    Net Assets Value Per Share............       $10.36
                                            ===========
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value).........................       $10.93
                                            ===========
Class B Shares:
Net Assets................................  $47,294,234
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................    4,572,214
    Net Assets Value Per Share............       $10.34
                                            ===========
Class C Shares:
Net Assets................................   $5,180,079
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................      500,763
    Net Assets Value Per Share............       $10.34
                                            ===========
Class D Shares:
Net Assets................................  $17,127,364
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................    1,653,074
    Net Assets Value Per Share............       $10.36
                                            ===========

Statement of Operations
For the period October 29, 2001* through February 28,
2002 (unaudited)

Net Investment Loss:

Income
Dividends....................................  $ 114,786
Interest.....................................     33,658
                                               ---------
    Total Income.............................    148,444
                                               ---------
Expenses
Investment management fee....................    119,185
Distribution fee (Class A shares)............      1,669
Distribution fee (Class B shares)............    112,588
Distribution fee (Class C shares)............     13,212
Offering costs...............................     57,293
Transfer agent fees and expenses.............     25,397
Professional fees............................     22,746
Registration fees............................     13,132
Shareholder reports and notices..............      7,651
Trustees' fees and expenses..................      3,173
Custodian fees...............................      2,608
Other........................................      1,817
                                               ---------
    Total Expenses...........................    380,471
Less: amounts waived/reimbursed..............   (168,287)
                                               ---------
    Net Expenses.............................    212,184
                                               ---------
    Net Investment Loss......................    (63,740)
                                               ---------
Net Realized and Unrealized Gain:
Net realized gain............................    394,471
Net unrealized appreciation..................     72,766
                                               ---------
    Net Gain.................................    467,237
                                               ---------
Net Increase.................................  $ 403,497
                                               =========

---------------
   * Commencement of operations

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE PERIOD
                                                              OCTOBER 29, 2001*
                                                                 THROUGH
                                                              FEBRUARY 28, 2002
                                                                 -----------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................     $   (63,740)
Net realized gain...........................................         394,471
Net unrealized appreciation.................................          72,766
                                                                 -----------
    Net Increase............................................         403,497
                                                                 -----------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................          (2,609)
Class B shares..............................................         (10,258)
Class C shares..............................................            (946)
Class D shares..............................................          (5,688)
                                                                 -----------
    Total Dividends.........................................         (19,501)
                                                                 -----------
Net increase from transactions in shares of beneficial
  interest..................................................      71,388,386
                                                                 -----------
    Net Increase............................................      71,772,382
Net Assets:
Beginning of period.........................................         100,000
                                                                 -----------
End of Period (Including a net investment loss of
  $83,241)..................................................     $71,872,382
                                                                 ===========

---------------
   * Commencement of operations

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and other equity securities of companies with market capitalizations in the range of companies included in the S&P MidCap 400 Index. The Fund was organized as a Massachusetts business trust on April 12, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

F. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

J. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $143,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or April 29, 2002, whichever occurs first. On January 24, 2002, the Fund reached $50 million of net assets. At February 28, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,255,919 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $13,243 and $706, respectively and received $20,344 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended February 28, 2002 aggregated $85,970,159 and $20,151,920, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,000.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2002, the Fund had no outstanding futures contracts or outstanding forward contracts.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE PERIOD
                                                                   OCTOBER 29, 2001*
                                                                        THROUGH
                                                                   FEBRUARY 28, 2002
                                                              ---------------------------
                                                                      (unaudited)
                                                               SHARES           AMOUNT
                                                              ---------       -----------
CLASS A SHARES
Sold........................................................    243,785       $ 2,488,104
Redeemed....................................................    (27,088)         (282,284)
                                                              ---------       -----------
Net increase - Class A......................................    216,697         2,205,820
                                                              ---------       -----------
CLASS B SHARES
Sold........................................................  4,697,819        48,502,991
Redeemed....................................................   (128,105)       (1,336,468)
                                                              ---------       -----------
Net increase - Class B......................................  4,569,714        47,166,523
                                                              ---------       -----------
CLASS C SHARES
Sold........................................................    509,563         5,228,569
Redeemed....................................................    (11,300)         (117,822)
                                                              ---------       -----------
Net increase - Class C......................................    498,263         5,110,747
                                                              ---------       -----------
CLASS D SHARES
Sold........................................................  1,729,999        17,736,716
Redeemed....................................................    (79,425)         (831,420)
                                                              ---------       -----------
Net increase - Class D......................................  1,650,574        16,905,296
                                                              ---------       -----------
Net increase in Fund........................................  6,935,248       $71,388,386
                                                              =========       ===========

---------------------
   * Commencement of operations.

Morgan Stanley Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                FOR THE PERIOD OCTOBER 29, 2001*
                                                                   THROUGH FEBRUARY 28, 2002**
                                                              -------------------------------------
                                                              CLASS A   CLASS B   CLASS C   CLASS D
                                                              SHARES    SHARES    SHARES    SHARES
                                                              -------   -------   -------   -------

Selected Per Share Data:
Net asset value, beginning of period........................  $10.00     $10.00   $10.00     $10.00
                                                              ------     ------   ------     ------
Income (loss) from investment operations:
  Net investment income (loss)..............................    0.01      (0.02)   (0.02)      0.01
  Net realized and unrealized gain..........................    0.36       0.36     0.36       0.37
                                                              ------     ------   ------     ------
Total income from investment operations.....................    0.37       0.34     0.34       0.38
                                                              ------     ------   ------     ------
Less dividends from net investment income...................   (0.01)      0.00     0.00      (0.02)
                                                              ------     ------   ------     ------
Net asset value, end of period..............................  $10.36     $10.34   $10.34     $10.36
                                                              ======     ======   ======     ======
Total Return+(1)............................................    3.74%      3.43%    3.43%      3.78%
Ratios to Average Net Assets(2)(3)(4):
Expenses....................................................    0.82%      1.57%    1.57%      0.57%
Net investment income (loss)................................    0.18%     (0.57)%  (0.57)%     0.43%
Supplemental Data:
Net assets, end of period, in thousands.....................  $2,271    $47,294   $5,180    $17,127
Portfolio turnover rate(1)..................................      48%        48%      48%        48%

---------------------

     *   Commencement of operations.
    ** The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.95% and (0.95)%, respectively, for Class A; 2.70% and (1.70)%, respectively, for Class B; 2.70% and (1.70)%, respectively, for Class C, and 1.70% and (0.70)%, respectively, for Class
         D.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

William Gerlach
Vice President

Bradley S. Daniels
Vice President

Charles Purcell
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

39917RPT

MORGAN STANLEY
Mid-Cap Value Fund

Semiannual Report
February 28, 2002